Operating Segments and Geographic Information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Operating Segments and Geographic Information
40.	Operating Segments and Geographic Information

(a)
The Company’s operating segments are organized based on the nature of markets and customers. The Company has four reportable operating segments—steel, construction, trading and others. The steel segment includes production of steel products and revenue of such products. The construction segment includes planning, designing and construction of industrial plants, civil engineering projects and commercial and residential buildings, both in Korea and overseas. The trading segment consists of exporting and importing a wide range of steel products and raw materials that are both obtained from and supplied to POSCO, as well as between other suppliers and purchasers in Korea and overseas. Other segments include power generation, network and system integration and logistics. The policies of classification and measurement on operating segments were the same for all periods presented.

(b)	Information about reportable segments as of and for the years ended December 31, 2018, 2019 and 2020 were as follows:

1)	As of and for the year ended December 31, 2018

(in millions of Won)	Steel		Trading	Construction	Others	Total
External revenues	￦	32,358,009	22,407,717	6,769,410	3,442,641	64,977,777
Internal revenues		18,063,213	15,911,138	551,324	2,755,176	37,280,851
Including inter segment revenue		12,496,287	8,743,666	465,057	2,639,561	24,344,571
Total revenues		50,421,222	38,318,855	7,320,734	6,197,817	102,258,628
Interest income		199,016	36,437	115,019	23,454	373,926
Interest expenses		(468,681)	(189,165)	(111,101)	(94,613)	(863,560)
Depreciation and amortization		(2,812,666)	(210,493)	(36,840)	(265,416)	(3,325,415)
Impairment loss on property, plant and equipment and others		(1,057,474)	(86,085)	(82,521)	(117,280)	(1,343,360)
Share of loss of equity-accounted investees, net		(733,879)	(160,085)	(155,371)	—	(1,049,335)
Income tax expense		(1,307,292)	(52,914)	(238,441)	(65,611)	(1,664,258)
Segment profit (loss)		1,268,313	49,264	234	13,608	1,331,419
Segment assets		70,976,493	15,550,854	7,333,221	8,017,433	101,878,001
Investment in subsidiaries, associates and joint ventures		16,099,692	1,379,045	511,230	932,107	18,922,074
Acquisition of non-current assets		2,239,467	132,017	49,095	232,281	2,652,860
Segment liabilities		20,289,037	11,454,079	4,386,852	4,134,352	40,264,320

2)	As of and for the year ended December 31, 2019

(in millions of Won)	Steel		Trading	Construction	Others	Total
External revenues	￦	32,078,453	22,157,131	6,944,629	3,186,635	64,366,848
Internal revenues		17,729,990	15,467,687	743,376	2,796,306	36,737,359
Including inter segment revenue		12,184,743	8,130,503	686,881	2,638,449	23,640,576
Total revenues		49,808,443	37,624,818	7,688,005	5,982,941	101,104,207
Interest income		211,715	41,739	118,102	28,036	399,592
Interest expenses		(529,743)	(183,129)	(77,005)	(81,778)	(871,655)
Depreciation and amortization		(2,892,901)	(276,817)	(29,266)	(226,693)	(3,425,677)
Impairment loss on property, plant and equipment and others		(497,583)	(131,914)	(1,490)	(3,758)	(634,745)
Share of loss of equity-accounted investees, net		(865,769)	(76,038)	(85,628)	—	(1,027,435)
Income tax expense		(725,448)	(119,044)	(86,106)	(105,171)	(1,035,769)
Segment profit		585,948	165,348	27,789	544,961	1,324,046
Segment assets		71,153,809	14,482,538	7,653,637	9,212,225	102,502,209
Investment in subsidiaries, associates and joint ventures		15,650,654	1,409,764	527,418	1,062,215	18,650,051
Acquisition of non-current assets		2,275,103	192,805	30,563	404,963	2,903,434
Segment liabilities		21,101,474	10,184,521	4,584,423	4,454,502	40,324,920

3)	As of and for the year ended December 31, 2020

(in millions of Won)	Steel		Trading	Construction	Others	Total
External revenues	￦	28,892,877	19,345,222	6,576,170	2,978,527	57,792,796
Internal revenues		15,365,443	12,946,803	1,033,821	2,609,941	31,956,008
Including inter segment revenue		10,545,577	6,413,835	965,409	2,442,961	20,367,782
Total revenues		44,258,320	32,292,025	7,609,991	5,588,468	89,748,804
Interest income		233,833	44,528	103,974	22,607	404,942
Interest expenses		(467,767)	(127,800)	(60,768)	(69,152)	(725,487)
Depreciation and amortization		(3,040,316)	(313,134)	(71,144)	(236,763)	(3,661,357)
Impairment loss on property, plant and equipment and others		(37,623)	(8,226)	(32,184)	(224)	(78,257)
Share of loss of equity-accounted investees, net		(409,889)	(116,074)	(65,409)	(17,631)	(609,003)
Income tax expense		(77,682)	(92,589)	(57,178)	(72,929)	(300,378)
Segment profit		711,883	157,152	150,021	293,513	1,312,569
Segment assets		71,105,618	13,152,462	7,658,130	9,356,528	101,272,738
Investment in subsidiaries, associates and joint ventures		15,425,607	1,958,333	603,752	907,645	18,895,337
Acquisition of non-current assets		2,819,217	180,005	36,385	451,158	3,486,765
Segment liabilities		20,976,864	8,804,555	4,260,003	4,896,040	38,937,462

(c)	Reconciliations of total segment revenues, profit or loss, assets and liabilities, and other significant items to their respective consolidated financial statement line items are as follows:

1)	Revenues

(in millions of Won)	2018		2019	2020
Total revenue for reportable segments	￦	102,258,628	101,104,207	89,748,804
Elimination of inter-segment revenue		(37,280,851)	(36,737,359)	(31,956,008)
Basis difference(*2)		176,859	418,861	(326,118)

	￦	65,154,636	64,785,709	57,466,678

2)	Profit

(in millions of Won)	2018		2019	2020
Total profit (loss) for reportable segments	￦	1,331,419	1,324,046	1,312,569
Goodwill and corporate FV adjustments		(77,756)	(80,218)	(74,685)
Elimination of inter-segment profits		638,401	738,809	550,268
Income tax expense		1,670,757	1,070,641	236,934
Basis difference(*2)		53,195	73,256	(52,322)

Profit before income tax expense	￦	3,616,016	3,126,534	1,972,764

3)	Assets

(in millions of Won)	2019		2020
Total assets for reportable segments(*1)	￦	102,502,209	101,272,738
Equity-accounted investees		(14,400,831)	(14,697,612)
Goodwill and corporate FV adjustments		2,622,409	2,518,590
Elimination of inter-segment assets		(11,665,126)	(10,006,743)
Basis difference(*2)		312,147	596,703

	￦	79,370,808	79,683,676

(*1)
As segment assets and liabilities are determined based on separate financial statements, the carrying amount of assets of subsidiaries, which are in a different segment from that of their immediate parent company, in the separate financial statements the immediate parent company is eliminated upon consolidation. In addition, the amount of investment in associates and joint ventures are adjusted from the amount reflected in segment assets to that determined using equity method in consolidated financial statements.

4)	Liabilities

(in millions of Won)	2019		2020
Total liabilities for reportable segments	￦	40,324,920	38,937,462
Corporate FV adjustments		292,124	263,490
Elimination of inter-segment liabilities		(9,353,090)	(7,788,571)
Basis difference(*2)		343,556	667,772

	￦	31,607,510	32,080,153

5)	Other significant items

a)	December 31, 2018

(in millions of Won)	Total segment		Goodwill and corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
Interest income	￦	373,926	—	(36,668)	—	337,258
Interest expenses		(863,560)	1,035	121,229	—	(741,296)
Depreciation and amortization		(3,325,415)	(103,932)	161,718	—	(3,267,629)
Share of profit of equity-accounted investees, net		(1,049,335)	—	1,161,970	—	112,635
Income tax expense		(1,664,258)	25,921	(32,420)	(12,873)	(1,683,630)
Impairment loss on property, plant and equipment and others		(1,343,360)	(779)	(107,258)	—	(1,451,397)

b)	December 31, 2019

(in millions of Won)	Total segment		Goodwill and corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
Interest income	￦	399,592	—	(47,208)	—	352,384
Interest expenses		(871,655)	806	115,138	—	(755,711)
Depreciation and amortization		(3,425,677)	(109,941)	74,503	—	(3,461,115)
Share of profit of equity-accounted investees, net		(1,027,435)	—	1,301,176	—	273,741
Income tax expense		(1,035,769)	28,917	(63,789)	(17,728)	(1,088,369)
Impairment loss on property, plant and equipment and others		(634,745)	—	(70,011)	—	(704,756)

c)	December 31, 2020

(in millions of Won)	Total segment		Goodwill and corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
Interest income	￦	404,942	—	(32,768)	—	372,174
Interest expenses		(725,487)	806	85,884	—	(638,797)
Depreciation and amortization		(3,661,357)	(102,385)	142,002	—	(3,621,740)
Share of profit of equity-accounted investees, net		(609,003)	—	742,300	—	133,297
Income tax expense		(300,378)	27,655	35,789	12,662	(224,272)
Impairment loss on property, plant and equipment and others		(78,257)	(761)	(150,828)	—	(229,846)

(*2)
Basis difference is related to the difference in recorded revenue and expenses for development and sale of certain residential real estate between the report reviewed by the management and the consolidated financial statements.

(d)	Revenue by geographic area for the years ended December 31, 2018, 2019 and 2020 was as follows:

(in millions of Won)	2018		2019	2020
Domestic	￦	41,671,930	40,890,972	36,806,651
Japan		2,084,061	2,202,075	1,788,839
China		6,945,266	7,165,271	7,238,063
Asia-other		8,904,532	8,976,593	7,897,041
North America		1,834,534	1,711,859	1,308,943
Others		3,537,454	3,420,078	2,753,259

		64,977,777	64,366,848	57,792,796
Basis difference		176,859	418,861	(326,118)

	￦	65,154,636	64,785,709	57,466,678

The information on geography, segment revenue is presented based on the geographical location of customers.

(e)	Non-current assets by geographic area as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Domestic	￦	27,742,370	27,652,233
Japan		175,719	168,269
China		1,307,847	1,245,181
Asia-other		4,916,775	4,284,480
North America		221,565	275,245
Others		1,348,397	1,218,946

	￦	35,712,673	34,844,354

Non-current
assets by geographic area include investment property, property, plant and equipment, goodwill and other intangible assets.

(f)	There are no customers whose revenue is 10% or more of the consolidated revenue.